Other Income - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Other Liabilities Disclosure [Abstract]
Foreign exchange gain	$ 918	$ 1,251	$ 1,100	$ 6,025
Other income	15	0	82	49
Total	$ 933	$ 1,251	$ 1,182	$ 6,074